Assets Subject to Lien and Assets Acquired Through Foreclosures	12 Months Ended
Dec. 31, 2021
Disclosure Of Collateral [Abstract]
Assets Subject To Lien And Assets Acquired Through Foreclosures
18. ASSETS SUBJECT TO LIEN AND ASSETS ACQUIRED THROUGH FORECLOSURES

(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		December 31, 2020
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds and others	Kookmin bank and others	259,835	Related to bonds sold under repurchase agreements(*)
	Korean treasury and government bonds and others	Korea Securities Depository	157,021	Securities borrowing collateral
	Korean treasury and government bonds and others	Shinhan Investment Corp.	42,428	Collateral for futures transaction
	Korean financial institutions’ debt securities and others	Korea Securities Depository	148,961	Securities borrowing collateral
	Korean financial institutions’ debt securities and others	Kookmin bank and others	150,496	Related to bonds sold under repurchase agreements (*)
	Korean financial institutions’ debt securities and others	TIMEFOLIO Co., Ltd.	19,958	Collateral for futures transaction
Financial assets at FVTOCI	Korean treasury and government bonds and others	Korea Securities Depository	473	Related to bonds sold under repurchase agreements(*)
	Korean financial institutions’ debt securities and others	The BOK and others	1,621,941	Settlement risk and others
	Foreign financial institutions’ debt securities	STANDARD BANK LONDON LTD	137,842	Related to bonds sold under repurchase agreements (*)
Securities at amortized cost	Korean treasury and government bonds and others	The BOK and others	8,111,193	Settlement risk and others
	Foreign financial institutions’ debt securities	NATIXIS and others	40,987	Related to bonds sold under repurchase agreements (*)
	Foreign financial institutions’ debt securities	Federal Reserve Bank	14,377	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	Daishin AMC Co.,Ltd. and others	1,500	Right of pledge
	Other due from banks in local currency	Samsung Securities Co., Ltd. and others	39,005	Margin deposit for futures or option

		December 31, 2020
		Collateral given to	Amount	Reason for collateral
	Other due from banks in local currency	Korea Federation of Savings Banks	47,805	Domestic exchange business
	Other due from banks in foreign currencies	JPMORGAN CHASE BANK and others	755,177	Collateral for CSA and others
	Foreign currency loan bonds	Industrial and Commercial Bank of China	50,088	Related to bonds sold under repurchase agreements (*)
	Mortgage loan	Public offering	3,190,889	Related to covered bonds
Investment real estate	Land and building	Credit Counselling & Recovery Service and others	5,676	Right to collateral and others
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	1,969	Right to collateral and others

		Total	14,797,621

(*)
The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

		December 31, 2021
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds and others	Nonghyup bank and others	248,009	Related to bonds sold under repurchase agreements (*)
	Korean treasury and government bonds and others	Korea Securities Depository	179,079	Securities borrowing collateral
	Korean treasury and government bonds and others	VI Investment, etc.	3,008	Future trading collateral
	Korean financial institutions’ debt securities and others	Korea Securities Depository	205,783	Securities borrowing collateral
	Korean financial institutions’ debt securities and others	KOREA SECURITIES FINANCE CORPORATION	54,419	Collateral for securities lending purposes
	Korean financial institutions’ debt securities and others	Shinhan Investment Corp.	5,352	Collateral for futures transaction

		December 31, 2021
		Collateral given to	Amount	Reason for collateral
	Korean corporate bonds and others	Korea Securities Depository	299,161	Securities borrowing collateral
	Korean capital contributions and others	Korea Software Financial Cooperative	101	Bid guarantee, etc.
Financial assets at FVTOCI	Korean bonds	Korea Securities Depository	470	Related to bonds sold under repurchase agreements(*)
	Korean financial institutions’ debt securities and others	The BOK and others	3,666,849	Settlement risk and others
	Foreign financial institutions’ debt securities	STANDARD BANKLONDON LTD	126,595	Related to bonds sold under repurchase agreements(*)
Securities at amortized cost	Korean treasury and government bonds and others	The BOK and others	8,977,748	Settlement risk and others
	Foreign financial institutions’ debt securities	NATIXIS and others	38,995	Related to bonds sold under repurchase agreements(*)
	Foreign financial institutions’ debt securities	FHLB ADVANCE and others	10,375	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	Daishin AMC Co.,Ltd. and others	1,500	Right of pledge
	Other due from banks in local currency	Samsung Securities Co., Ltd. and others	25,338	Margin deposit for futures or option
	Other due from banks in foreign currency	Yuanta Securities Korea Co., Ltd., etc.	1,051,006	Overseas futures option deposit, etc.
	Mortgage loan	Public offering	2,494,333	Related to covered bonds
Investment real estate	Land and building	Credit Counselling & Recovery Service and others	1,910	Right to collateral and others
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	5,520	Right to collateral and others

		Total	17,395,551

(*)
The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

(2)	As of December 31, 2020 and 2021, assets acquired through foreclosures are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Investment properties
Land	5,425	2,185
Building	—	181
Sub-total	5,425	2,366
Other assets
Land for non-business use	10,684	21,156
Building for non-business use (*1)	1,966	1,526
Movables for non-business use (*2)	155	120
Real estate assessment provision for non-business use	(670)	(1,129)
Sub-total	12,135	21,673
Assets held for sale
Land	5,477	2,980
Building	3,568	2,557
Others	546	418
Sub-total	9,591	5,955

Total	27,151	29,994

(*1)	The cumulative depreciation amount as of December 31, 2020 and 2021 is 566 million Won and 716 million Won, respectively.
(*2)	The cumulative depreciation amount as of December 31, 2020 and 2021 is 854 million Won and 907 million Won, respectively.

(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2020	December 31, 2021	Loaned to
Financial assets at FVTOCI	Korean treasury and government bonds	100,345	98,535	Korea Securities Finance Corporation
Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period, and therefore the Group did not derecognize from the consolidated financial statements.
(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties
Fair values of collaterals held that can be disposed and
re-subjected
to lien regardless of defaults of counterparties as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	10,573,982	—

	December 31, 2021
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	10,785,412	—